COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Jun. 30, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

15.            COMMITMENTS AND CONTINGENT LIABILITIES

Loan Commitments

In the normal course of business, there are various commitments that are not reflected in the Company's financial statements.  These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheet.  The Company's exposure to credit loss in the event of nonperformance by the other parties to the financial instruments is represented by the contractual amounts as disclosed.  Losses, if any, are charged to the allowance losses on off- balance sheet items.  Management minimizes its exposure to credit loss under these commitments by subjecting them to credit approval, review procedures, and collateral requirements, as deemed necessary. Various loan commitments totaling $16.2 million and $11.9 million at June 30, 2015 and 2014, respectively, represent financial instruments with off-balance sheet risk.  The commitments outstanding at June 30, 2015, contractually mature in less than one year.

Loan commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheet.  The same credit policies are used in making commitments and conditional obligations as for on-balance sheet instruments.  Generally, collateral, usually in the form of real estate, is required to support financial instruments with credit risk.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the loan agreement.  These commitments are composed primarily of the undisbursed portion of construction and land development loans (Note 7), residential, commercial real estate, and consumer loan originations.

The exposure to loss under these commitments is limited by subjecting them to credit approval and monitoring procedures.  Substantially all commitments to extend credit are contingent upon customers maintaining specific credit standards at the time of the loan funding.  Management assesses the credit risk associated with certain commitments to extend credit in determining the level of the allowance for loan losses.

Litigation

The Company is involved with various legal actions arising in the ordinary course of business. Management believes the outcome of these matters will have no material effect on the consolidated operations or financial condition of WVS.